CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Total	Common Stock (1)		Additional Paid-In Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2021	[1]		226,199
Beginning balance at Dec. 31, 2021		$ 38,722,985	$ 23	[1]	$ 70,920,154	$ (32,197,192)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for in-process research and development technology (in shares)	[1]		5,000
Common Stock issued for in-process research and development technology		487,900			487,900
Issuance of equity securities, net (in shares)	[1]		46,697
Issuance of equity securities, net		1,984,876	$ 5	[1]	1,984,871
Equity-based compensation and services expense (in shares)	[1]		3,491
Equity-based compensation expense		768,255			768,255
Issuance of equity securities for services (in shares)	[1]		600
Issuance of equity securities for services		28,548			28,548
Net loss		(31,607,956)				(31,607,956)
Ending balance (in shares) at Dec. 31, 2022	[1],[2]		281,987
Ending balance at Dec. 31, 2022		10,384,608	$ 28	[1],[2]	74,189,728	(63,805,148)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		17,812
Issuance of equity securities, net		311,681	$ 2	[2]	311,679
Equity-based compensation and services expense (in shares)	[2]		8,737
Equity-based compensation expense		203,345	$ 1	[2]	203,344
Net loss		(5,340,773)				(5,340,773)
Ending balance (in shares) at Mar. 31, 2023	[2]		308,536
Ending balance at Mar. 31, 2023		5,558,861	$ 31	[2]	74,704,751	(69,145,921)
Beginning balance (in shares) at Dec. 31, 2022	[1],[2]		281,987
Beginning balance at Dec. 31, 2022		10,384,608	$ 28	[1],[2]	74,189,728	(63,805,148)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(11,660,897)
Ending balance (in shares) at Sep. 30, 2023	[2]		492,304
Ending balance at Sep. 30, 2023		6,083,703	$ 49	[2]	81,549,699	(75,466,045)
Beginning balance (in shares) at Dec. 31, 2022	[1],[2]		281,987
Beginning balance at Dec. 31, 2022		10,384,608	$ 28	[1],[2]	74,189,728	(63,805,148)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[1]		201,580
Issuance of equity securities, net		6,920,529	$ 20	[1]	6,920,509
Equity-based compensation and services expense (in shares)	[1]		8,737
Equity-based compensation expense		524,838	$ 1	[1]	524,837
Net loss		$ (12,542,693)				(12,542,693)
Ending balance (in shares) at Dec. 31, 2023		492,304	492,304	[1],[2]
Ending balance at Dec. 31, 2023		$ 5,287,282	$ 49	[1],[2]	81,635,074	(76,347,841)
Beginning balance (in shares) at Mar. 31, 2023	[2]		308,536
Beginning balance at Mar. 31, 2023		5,558,861	$ 31	[2]	74,704,751	(69,145,921)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		110,472
Issuance of equity securities, net		6,608,790	$ 11	[2]	6,608,779
Equity-based compensation expense		123,459			123,459
Net loss		(3,877,308)				(3,877,308)
Ending balance (in shares) at Jun. 30, 2023	[2]		419,008
Ending balance at Jun. 30, 2023		8,413,802	$ 42	[2]	81,436,989	(73,023,229)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		73,296
Issuance of equity securities, net		59	$ 7	[2]	52
Equity-based compensation expense		112,658			112,658
Net loss		(2,442,816)				(2,442,816)
Ending balance (in shares) at Sep. 30, 2023	[2]		492,304
Ending balance at Sep. 30, 2023		$ 6,083,703	$ 49	[2]	81,549,699	(75,466,045)
Beginning balance (in shares) at Dec. 31, 2023		492,304	492,304	[1],[2]
Beginning balance at Dec. 31, 2023		$ 5,287,282	$ 49	[1],[2]	81,635,074	(76,347,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		47,000
Issuance of equity securities, net		38	$ 5	[2]	33
Equity-based compensation expense		77,508			77,508
Net loss		(1,715,290)				(1,715,290)
Ending balance (in shares) at Mar. 31, 2024	[2]		539,304
Ending balance at Mar. 31, 2024		$ 3,649,538	$ 54	[2]	81,712,615	(78,063,131)
Beginning balance (in shares) at Dec. 31, 2023		492,304	492,304	[1],[2]
Beginning balance at Dec. 31, 2023		$ 5,287,282	$ 49	[1],[2]	81,635,074	(76,347,841)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ (4,111,844)
Ending balance (in shares) at Sep. 30, 2024		1,441,157	1,441,157	[2]
Ending balance at Sep. 30, 2024		$ 2,924,583	$ 144	[2]	83,384,124	(80,459,685)
Beginning balance (in shares) at Mar. 31, 2024	[2]		539,304
Beginning balance at Mar. 31, 2024		3,649,538	$ 54	[2]	81,712,615	(78,063,131)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		101,873
Issuance of equity securities, net		65,080	$ 10	[2]	65,070
Equity-based compensation expense		85,168			85,168
Net loss		(1,424,433)				(1,424,433)
Ending balance (in shares) at Jun. 30, 2024	[2]		641,177
Ending balance at Jun. 30, 2024		2,375,353	$ 64	[2]	81,862,853	(79,487,564)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of equity securities, net (in shares)	[2]		799,980
Issuance of equity securities, net		1,461,342	$ 80	[2]	1,461,262
Equity-based compensation expense		60,009			60,009
Net loss		$ (972,121)				(972,121)
Ending balance (in shares) at Sep. 30, 2024		1,441,157	1,441,157	[2]
Ending balance at Sep. 30, 2024		$ 2,924,583	$ 144	[2]	$ 83,384,124	$ (80,459,685)

[1]	Share and per share amounts have been recast to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.
[2]	Share and per share amounts have been restated to reflect the 1-for-8 reverse stock split effected in June 14, 2024 on retroactive basis for all periods presented.